Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The following table summarizes the future annual minimum lease obligations under non-cancelable operating leases at June 30, 2020, under the previous lease accounting standard ASC 840, Leases (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190
As of June 30, 2020, future annual minimum lease obligations under noncancelable operating leases are as follows (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190